SCHEDULE OF COMPONENTS OF INCOME TAX EXPENSE (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Loss before income tax	$ 33,009	$ 2,442
Tax effect amounts which are not deductible/(taxable) in calculating taxable income:
Income tax / (benefit)
Security matters limited [member]
IfrsStatementLineItems [Line Items]
Loss before income tax			$ (6,184)	$ (4,939)	$ (4,573)
Theoretical tax rate of 27.5%			(1,701)	(1,358)	(1,257)
Tax effect amounts which are not deductible/(taxable) in calculating taxable income:
Non-deductible expenditure and others			335	118	132
Unrecognized temporary differences and tax losses for which deferred tax weren’t recognized			1,366	1,240	1,125
Income tax / (benefit)